Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Income ($)(7)
2025	1,099,010	781,648	527,368	242,345	72.52	(2,527,000)
2024	1,121,018	283,345	549,221	167,543	67.53	2,891,000
2023	1,136,012	2,675,048	581,399	723,095	209.55	9,342,000

Named Executive Officers, Footnote	During fiscal years 2025, 2024 and 2023, the PEO was Richard N. Grant, Jr., and the non-PEO NEOs were Duncan Gilmour and Joseph McManus. Mr. Gilmour served as the Company’s Chief Financial Officer and Mr. McManus served as the Division President - Electronic Test.
PEO Total Compensation Amount	$ 1,099,010	$ 1,121,018	$ 1,136,012
PEO Actually Paid Compensation Amount	$ 781,648	283,345	2,675,048
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments for 2025 which were made to total compensation per the SCT in order to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K

2025
SCT Total for PEO	$1,099,010
Less: Amount reported under the “Stock Awards” and “Stock Options” columns in the SCT	(610,658)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	568,437
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(110,696)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(164,445)
Total Adjustments	(317,362)
Compensation Actually Paid to PEO	$781,648

Non-PEO NEO Average Total Compensation Amount	$ 527,368	549,221	581,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ 242,345	167,543	723,095
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments for 2025 which were made, on an average basis, to the average total compensation per the SCT in order to arrive at “average compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:

2025
Average SCT Total for Non-PEO NEOs	$527,368
Less: Amount reported under the “Stock Awards” and “Stock Options” columns in the SCT	(378,403)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	175,730
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(37,449)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(44,901)
Total Adjustments	(285,023)
Average Compensation Actually Paid to Non-PEO NEOs	$242,345

Equity Valuation Assumption Difference, Footnote	The amounts reported represent the measurement period value of an investment of $100 in our stock on December 30, 2022 (the last trading day before the 2023 fiscal year), and then valued again on each of December 29, 2023 (the last trading day of the 2023 fiscal year), December 31, 2024 (the last trading day of the 2024 fiscal year), and December 31, 2025 (the last trading day of the 2025 fiscal year) based on the closing price per share of the Company’s common stock as of such dates. No dividends were paid by the Company in 2023, 2024 or 2025.
Compensation Actually Paid vs. Company Selected Measure
The Company adheres to a pay-for-performance philosophy. We believe the compensation program we have designed incentivizes our executive team to drive results that create value for our stockholders. As such, equity incentive awards are a major component of the compensation paid to the PEO and the Non-PEO NEOs. Stock price is the primary driver of both the value of these awards and total stockholder return and year-ending compensation actually paid and total stockholder returns are significantly influenced by movement in the Company’s stock price.

Total Shareholder Return Amount	$ 72.52	67.53	209.55
Net Income (Loss)	$ (2,527,000)	$ 2,891,000	$ 9,342,000
PEO Name	Richard N. Grant, Jr.
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for Mr. Grant for the applicable fiscal year in the “Total” column of the “Summary Compensation Table” (“SCT”).The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table. The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (317,362)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(610,658)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,437
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,696)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,445)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,023)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(378,403)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,730
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,449)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,901)